Quarterly Holdings Report
for
Fidelity® Environmental Bond Fund
May 31, 2025
ENB-NPRT3-0725
1.9901921.103
Asset-Backed Securities - 1.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.5%
Helios Issuer LLC Series 2022-A Class A, 2.79% 2/22/2049 (b)	204,522	172,610
Hertz Vehicle Financing III LLC Series 2023-1A Class A, 5.49% 6/25/2027 (b)	100,000	100,493
Mosaic Solar Loans LLC Series 2024-1A Class A, 5.5% 9/20/2049 (b)	78,821	75,775
Sunrun Callisto Issuer LLC Series 2021-2A Class A, 2.27% 1/30/2057 (b)	163,506	141,964
Sunrun Julius Issuer LLC Series 2023-2A Class A1, 6.6% 1/30/2059 (b)	144,550	143,211
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/2026 (b)	14,619	14,637
TOTAL UNITED STATES		648,690
TOTAL ASSET-BACKED SECURITIES (Cost $701,773)		648,690

Commercial Mortgage Securities - 2.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.0%
DC Commercial Mortgage Trust Series 2023-DC Class A, 6.3143% 9/12/2040 (b)	100,000	103,233
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-KG03 Class A2, 1.297% 6/25/2030 (c)	160,000	138,129
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-KG07 Class A2, 3.123% 8/25/2032	200,000	182,100
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-KSG4 Class A2, 3.4% 8/25/2032 (c)	200,000	185,045
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-KG08 Class A2, 4.134% 5/25/2033	300,000	289,337
TOTAL UNITED STATES		897,844
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $935,538)		897,844

Foreign Government and Government Agency Obligations - 1.1%
		Principal Amount (a)	Value ($)
GERMANY - 0.7%
German Federal Republic 0% 10/10/2025 (d)	EUR	210,000	236,893
German Federal Republic 0% 8/15/2031 (d)	EUR	30,000	29,822
German Federal Republic 2.3% 2/15/2033 (d)	EUR	10,000	11,328
TOTAL GERMANY			278,043
UNITED KINGDOM - 0.2%
United Kingdom of Great Britain and Northern Ireland 0.375% 10/22/2030 (d)	GBP	55,000	60,996
United Kingdom of Great Britain and Northern Ireland 0.875% 7/31/2033 (d)	GBP	10,000	10,185
United Kingdom of Great Britain and Northern Ireland 4.25% 6/7/2032 (d)	GBP	20,000	26,865
TOTAL UNITED KINGDOM			98,046
URUGUAY - 0.2%
Uruguay Republic 5.75% 10/28/2034		100,000	104,085
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $450,844)			480,174

Non-Convertible Corporate Bonds - 36.4%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Lendlease Finance Ltd 3.4% 10/27/2027 (d)	AUD	20,000	12,411
BELGIUM - 0.5%
Financials - 0.5%
Banks - 0.5%
KBC Group NV 4.932% 10/16/2030 (b)(c)		200,000	200,687
CANADA - 0.6%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.6%
TELUS Corp 3.4% 5/13/2032		300,000	267,872
DENMARK - 0.5%
Financials - 0.3%
Banks - 0.3%
Danske Bank A/S 4.75% 6/21/2030 (c)(d)	EUR	100,000	121,378
Industrials - 0.2%
Marine Transportation - 0.2%
AP Moller - Maersk A/S 5.875% 9/14/2033 (b)		100,000	103,446
TOTAL DENMARK			224,824
FINLAND - 0.3%
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Citycon Treasury BV 5% 3/11/2030 (d)	EUR	100,000	115,324
FRANCE - 0.0%
Financials - 0.0%
Banks - 0.0%
BNP Paribas SA 5.786% 1/13/2033 (b)(c)		39,000	39,947
GERMANY - 2.1%
Consumer Discretionary - 0.7%
Automobile Components - 0.7%
ZF Finance GmbH 2% 5/6/2027 (d)	EUR	100,000	108,569
ZF North America Capital Inc 6.75% 4/23/2030 (b)		100,000	94,973
ZF North America Capital Inc 6.875% 4/23/2032 (b)		100,000	91,610
			295,152
Financials - 0.6%
Banks - 0.3%
Commerzbank AG 3.625% 1/14/2032 (c)(d)	EUR	100,000	114,335
Capital Markets - 0.3%
Deutsche Bank AG/New York NY 5.706% 2/8/2028 (c)		150,000	151,858
TOTAL FINANCIALS			266,193

Materials - 0.2%
Chemicals - 0.2%
Evonik Industries AG 1.375% 9/2/2081 (c)(d)	EUR	100,000	109,912
Construction Materials - 0.0%
Heidelberg Materials AG 3.95% 7/19/2034 (d)	EUR	10,000	11,720
TOTAL MATERIALS			121,632

Utilities - 0.6%
Electric Utilities - 0.3%
Amprion GmbH 3.875% 9/7/2028 (d)	EUR	100,000	117,324
Independent Power and Renewable Electricity Producers - 0.3%
RWE Finance US LLC 6.25% 4/16/2054 (b)		150,000	144,952
TOTAL UTILITIES			262,276

TOTAL GERMANY			945,253
IRELAND - 1.5%
Financials - 0.6%
Banks - 0.6%
AIB Group PLC 2.875% 5/30/2031 (c)(d)	EUR	125,000	141,469
Bank of Ireland Group PLC 5% 7/4/2031 (c)(d)	EUR	100,000	122,661
			264,130
Materials - 0.9%
Containers & Packaging - 0.9%
Smurfit Kappa Treasury ULC 5.2% 1/15/2030		200,000	202,202
Smurfit Westrock Financing DAC 5.418% 1/15/2035		200,000	199,141
			401,343
TOTAL IRELAND			665,473
ITALY - 1.4%
Utilities - 1.4%
Electric Utilities - 0.9%
Enel Finance International NV 5.125% 6/26/2029 (b)		400,000	404,959
Gas Utilities - 0.5%
Snam SpA 5% 5/28/2030 (b)		200,000	199,732
TOTAL ITALY			604,691
JAPAN - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
NTT Finance Corp 4.372% 7/27/2027 (b)		100,000	99,777
LUXEMBOURG - 1.0%
Financials - 0.5%
Financial Services - 0.5%
Acef Holding SCA 1.25% 4/26/2030 (d)	EUR	100,000	101,992
CBRE Global Investors Open-Ended Funds SCA SICAV-SIF-Pan European Core Fund 4.75% 3/27/2034 (d)	EUR	100,000	118,725
			220,717
Real Estate - 0.5%
Real Estate Management & Development - 0.5%
Blackstone Property Partners Europe Holdings Sarl 1.625% 4/20/2030 (d)	EUR	100,000	102,873
P3 Group Sarl 4% 4/19/2032 (d)	EUR	100,000	114,081
			216,954
TOTAL LUXEMBOURG			437,671
NETHERLANDS - 0.7%
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
REWE International Finance BV 4.875% 9/13/2030 (d)	EUR	100,000	121,852
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
NXP BV / NXP Funding LLC / NXP USA Inc 2.5% 5/11/2031		100,000	86,549
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
CTP NV 1.5% 9/27/2031 (d)	EUR	100,000	98,698
TOTAL NETHERLANDS			307,099
NORWAY - 0.3%
Financials - 0.3%
Banks - 0.3%
DNB Bank ASA 4% 3/14/2029 (c)(d)	EUR	100,000	117,999
PORTUGAL - 0.3%
Utilities - 0.3%
Electric Utilities - 0.3%
EDP SA 1.7% 7/20/2080 (c)(d)	EUR	100,000	113,171
SPAIN - 0.4%
Utilities - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
Atlantica Sustainable Infrastructure Ltd 4.125% 6/15/2028 (b)		200,000	191,448
UNITED KINGDOM - 2.4%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Vmed O2 UK Financing I PLC 4.75% 7/15/2031 (b)		100,000	91,854
Financials - 1.4%
Banks - 1.4%
Barclays PLC 5.367% 2/25/2031 (c)		200,000	201,730
Lloyds Banking Group PLC 3.875% 5/14/2032 (c)(d)	EUR	100,000	116,168
NatWest Group PLC 3.673% 8/5/2031 (c)(d)	EUR	100,000	116,229
NatWest Group PLC 4.964% 8/15/2030 (c)		200,000	200,384
			634,511
Utilities - 0.8%
Electric Utilities - 0.3%
Scottish Hydro Electric Transmission PLC 3.375% 9/4/2032 (d)	EUR	100,000	113,180
Water Utilities - 0.5%
Severn Trent Utilities Finance PLC 4% 3/5/2034 (d)	EUR	100,000	116,063
United Utilities Water Finance PLC 3.5% 2/27/2033 (d)	EUR	100,000	112,179
			228,242
TOTAL UTILITIES			341,422

TOTAL UNITED KINGDOM			1,067,787
UNITED STATES - 24.2%
Communication Services - 2.1%
Diversified Telecommunication Services - 1.7%
AT&T Inc 5.4% 2/15/2034		150,000	152,038
Verizon Communications Inc 2.55% 3/21/2031		50,000	44,285
Verizon Communications Inc 3.875% 2/8/2029		450,000	441,170
Verizon Communications Inc 5.05% 5/9/2033		100,000	100,132
			737,625
Entertainment - 0.2%
Netflix Inc 4.9% 8/15/2034		100,000	100,457
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 4.2% 10/1/2029		100,000	98,561
TOTAL COMMUNICATION SERVICES			936,643

Consumer Discretionary - 0.2%
Automobiles - 0.2%
General Motors Financial Co Inc 4.9% 10/6/2029		100,000	98,577
Consumer Staples - 2.2%
Beverages - 0.2%
PepsiCo Inc 3.9% 7/18/2032		100,000	95,336
Consumer Staples Distribution & Retail - 0.6%
Walmart Inc 1.8% 9/22/2031		300,000	258,461
Food Products - 1.4%
Bunge Ltd Fin Corp 4.1% 1/7/2028		55,000	54,569
Bunge Ltd Fin Corp 4.2% 9/17/2029		100,000	98,682
General Mills Inc 2.25% 10/14/2031		450,000	385,930
Mondelez International Inc 4.75% 8/28/2034		100,000	97,091
			636,272
TOTAL CONSUMER STAPLES			990,069

Financials - 9.5%
Banks - 4.3%
Bank of America Corp 5.425% 8/15/2035 (c)		100,000	97,985
Bank of America Corp 6.204% 11/10/2028 (c)		290,000	300,251
Citigroup Inc 4.542% 9/19/2030 (c)		100,000	98,769
Fifth Third Bancorp 4.895% 9/6/2030 (c)		100,000	100,239
HAT Holdings I LLC / HAT Holdings II LLC 3.75% 9/15/2030 (b)		100,000	89,035
JPMorgan Chase & Co 4.603% 10/22/2030 (c)		150,000	149,112
JPMorgan Chase & Co 6.07% 10/22/2027 (c)		200,000	204,152
PNC Financial Services Group Inc/The 4.758% 1/26/2027 (c)		200,000	200,114
PNC Financial Services Group Inc/The 4.812% 10/21/2032 (c)		200,000	197,505
PNC Financial Services Group Inc/The 5.401% 7/23/2035 (c)		100,000	99,806
PNC Financial Services Group Inc/The 5.676% 1/22/2035 (c)		150,000	153,020
Wells Fargo & Co 4.54% 8/15/2026 (c)		100,000	99,960
Wells Fargo & Co 5.244% 1/24/2031 (c)		55,000	55,819
			1,845,767
Capital Markets - 3.5%
Athene Global Funding 2.5% 3/24/2028 (b)		250,000	234,933
Blackstone Private Credit Fund 3.25% 3/15/2027		200,000	193,372
GA Global Funding Trust 5.2% 12/9/2031 (b)		150,000	148,907
GA Global Funding Trust 5.4% 1/13/2030 (b)		150,000	152,481
Moody's Corp 5% 8/5/2034		100,000	99,407
Morgan Stanley 4.654% 10/18/2030 (c)		100,000	99,333
Morgan Stanley 5.23% 1/15/2031 (c)		79,000	80,167
Morgan Stanley 5.449% 7/20/2029 (c)		150,000	153,428
Nuveen LLC 5.55% 1/15/2030 (b)		18,000	18,586
S&P Global Inc 2.7% 3/1/2029		400,000	376,987
			1,557,601
Consumer Finance - 0.7%
Capital One Financial Corp 7.149% 10/29/2027 (c)		100,000	103,164
Ford Motor Credit Co LLC 5.125% 11/5/2026		200,000	198,221
			301,385
Financial Services - 0.2%
Mastercard Inc 4.35% 1/15/2032		100,000	98,441
Insurance - 0.8%
Arthur J Gallagher & Co 5% 2/15/2032		12,000	12,028
Arthur J Gallagher & Co 5.15% 2/15/2035		150,000	147,629
Pine Street Trust III 6.223% 5/15/2054 (b)		200,000	192,846
			352,503
TOTAL FINANCIALS			4,155,697

Health Care - 2.2%
Health Care Providers & Services - 1.6%
CVS Health Corp 4.3% 3/25/2028		200,000	197,782
CVS Health Corp 5.25% 1/30/2031		100,000	100,836
CVS Health Corp 5.875% 6/1/2053		50,000	45,983
Humana Inc 5.375% 4/15/2031		122,000	122,783
Icon Investments Six DAC 6% 5/8/2034		200,000	200,206
Kaiser Foundation Hospitals 3.15% 5/1/2027		50,000	48,771
			716,361
Pharmaceuticals - 0.6%
Merck & Co Inc 1.9% 12/10/2028		300,000	277,484
TOTAL HEALTH CARE			993,845

Industrials - 0.2%
Ground Transportation - 0.2%
Uber Technologies Inc 4.8% 9/15/2034		100,000	96,498
Information Technology - 1.9%
Electronic Equipment, Instruments & Components - 0.2%
Dell International LLC / EMC Corp 4.85% 2/1/2035		100,000	94,992
Semiconductors & Semiconductor Equipment - 1.1%
Analog Devices Inc 1.7% 10/1/2028		300,000	275,495
Broadcom Inc 4.55% 2/15/2032		200,000	195,832
			471,327
Software - 0.6%
Autodesk Inc 2.4% 12/15/2031		300,000	258,531
TOTAL INFORMATION TECHNOLOGY			824,850

Materials - 0.4%
Chemicals - 0.4%
Dow Chemical Co/The 5.15% 2/15/2034		200,000	195,741
Real Estate - 2.2%
Diversified REITs - 0.3%
WP Carey Inc 2.45% 2/1/2032		150,000	126,095
Health Care REITs - 0.5%
Healthpeak OP LLC 2.125% 12/1/2028		150,000	137,773
Healthpeak OP LLC 5.375% 2/15/2035		100,000	98,971
			236,744
Office REITs - 0.3%
Boston Properties LP 6.75% 12/1/2027		22,000	22,954
Hudson Pacific Properties LP 5.95% 2/15/2028		151,000	129,823
			152,777
Residential REITs - 1.1%
American Homes 4 Rent LP 5.5% 2/1/2034		50,000	49,898
UDR Inc 1.9% 3/15/2033		525,000	409,694
			459,592
TOTAL REAL ESTATE			975,208

Utilities - 3.3%
Electric Utilities - 2.3%
Clearway Energy Operating LLC 3.75% 1/15/2032 (b)		200,000	175,675
Consolidated Edison Co of New York Inc 3.35% 4/1/2030		325,000	309,660
MidAmerican Energy Co 5.35% 1/15/2034		150,000	153,580
Oncor Electric Delivery Co LLC 4.15% 6/1/2032		100,000	94,868
Pacific Gas and Electric Co 5.9% 10/1/2054		53,000	47,467
Public Service Electric and Gas Co 4.65% 3/15/2033		100,000	98,230
Puget Sound Energy Inc 5.448% 6/1/2053		100,000	92,472
Wisconsin Power and Light Co 4.95% 4/1/2033		50,000	49,499
			1,021,451
Independent Power and Renewable Electricity Producers - 0.8%
AES Corp/The 2.45% 1/15/2031		400,000	342,035
Multi-Utilities - 0.2%
New York State Electric & Gas Corp 5.3% 8/15/2034 (b)		100,000	99,948
TOTAL UTILITIES			1,463,434

TOTAL UNITED STATES			10,730,562
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $16,337,039)			16,141,996

Preferred Securities - 0.5%
		Principal Amount (a)	Value ($)
ITALY - 0.2%
Utilities - 0.2%
Electric Utilities - 0.2%
Terna - Rete Elettrica Nazionale 2.375% (c)(d)(e)	EUR	100,000	110,391
NETHERLANDS - 0.3%
Utilities - 0.3%
Electric Utilities - 0.3%
TenneT Holding BV 4.625% (c)(d)(e)	EUR	100,000	120,772
TOTAL PREFERRED SECURITIES (Cost $221,136)			231,163

U.S. Government Agency - Mortgage Securities - 13.8%
	Principal Amount (a)	Value ($)
UNITED STATES - 13.8%
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	201,191	169,682
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2036	112,590	102,060
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	158,081	144,136
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	177,680	138,757
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	87,400	71,462
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	868,612	743,904
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2052	528,543	500,394
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2054	260,129	252,112
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2053	184,502	178,989
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	189,066	183,652
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2053	93,332	90,601
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2053	128,489	127,483
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	78,256	77,765
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	60,037	61,699
Freddie Mac Gold Pool 1.5% 12/1/2031	139,169	130,574
Freddie Mac Gold Pool 2% 1/1/2052	690,081	537,613
Freddie Mac Gold Pool 2% 3/1/2052	208,815	162,679
Freddie Mac Gold Pool 2% 4/1/2051	74,611	58,360
Freddie Mac Gold Pool 2.5% 2/1/2052	679,171	555,324
Freddie Mac Gold Pool 2.5% 3/1/2052	872,624	713,501
Freddie Mac Gold Pool 3.5% 6/1/2052	87,224	77,503
Freddie Mac Gold Pool 4% 12/1/2052	328,895	301,935
Freddie Mac Gold Pool 5% 6/1/2053	181,273	175,969
Freddie Mac Gold Pool 5.5% 10/1/2053	174,062	172,699
Freddie Mac Gold Pool 6.5% 1/1/2053	49,388	50,979
Freddie Mac Gold Pool 6.5% 6/1/2053	49,004	50,379
Ginnie Mae II Pool 2% 2/20/2051	174,281	140,083
Uniform Mortgage Backed Securities 2.5% 6/1/2055 (f)	175,000	142,618
TOTAL UNITED STATES		6,112,912
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $6,505,506)		6,112,912

U.S. Government Agency Obligations - 0.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.4%
Utilities - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
Tennessee Valley Authority 1.5% 9/15/2031 (Cost $199,977)	200,000	169,086

U.S. Treasury Obligations - 42.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 3/19/2026	4.08	500,000	483,820
US Treasury Bonds 2% 11/15/2041 (h)	2.12 to 2.14	1,770,000	1,192,883
US Treasury Bonds 3.625% 5/15/2053	3.78 to 4.00	405,000	323,098
US Treasury Bonds 4.125% 8/15/2053	4.73	270,000	236,071
US Treasury Bonds 4.25% 2/15/2054	4.03 to 4.79	570,000	509,104
US Treasury Bonds 4.25% 8/15/2054	3.97 to 4.97	530,000	473,936
US Treasury Bonds 4.5% 11/15/2054	4.77 to 4.80	530,000	494,722
US Treasury Bonds 4.625% 2/15/2055	4.50 to 5.05	1,620,000	1,545,287
US Treasury Bonds 4.625% 5/15/2054	4.43 to 4.64	350,000	332,924
US Treasury Bonds 4.75% 11/15/2053	4.05 to 4.52	190,000	184,373
US Treasury Notes 2.875% 5/15/2032	3.00	63,000	58,098
US Treasury Notes 3.5% 1/31/2028	3.59 to 4.86	53,000	52,507
US Treasury Notes 3.625% 9/30/2031	3.60 to 4.23	1,450,000	1,410,408
US Treasury Notes 3.75% 8/31/2031	3.61 to 3.82	730,000	715,543
US Treasury Notes 3.875% 8/15/2034	3.65 to 4.20	350,000	337,117
US Treasury Notes 3.875% 9/30/2029	3.46	55,000	54,856
US Treasury Notes 4% 1/31/2031	4.16 to 4.72	800,000	798,031
US Treasury Notes 4% 2/28/2030	4.10	800,000	801,719
US Treasury Notes 4% 4/30/2032	3.93	350,000	346,555
US Treasury Notes 4% 7/31/2030	3.78 to 4.42	1,690,000	1,690,396
US Treasury Notes 4.125% 10/31/2031	4.39	300,000	299,977
US Treasury Notes 4.125% 11/30/2031	4.13	100,000	99,945
US Treasury Notes 4.125% 2/28/2027	4.05	600,000	601,664
US Treasury Notes 4.125% 2/29/2032	3.88 to 4.19	1,330,000	1,327,714
US Treasury Notes 4.125% 3/31/2032	4.23	350,000	349,289
US Treasury Notes 4.125% 7/31/2031	3.96 to 4.19	1,550,000	1,551,970
US Treasury Notes 4.25% 11/15/2034	4.45	400,000	396,063
US Treasury Notes 4.25% 2/28/2029	4.21	105,000	106,235
US Treasury Notes 4.25% 2/28/2031	4.21	150,000	151,494
US Treasury Notes 4.25% 5/15/2035	4.40	400,000	395,500
US Treasury Notes 4.375% 11/30/2030	3.96	300,000	305,027
US Treasury Notes 4.625% 2/15/2035	4.16 to 4.34	800,000	814,765
US Treasury Notes 4.625% 9/30/2028 (h)	4.60	190,000	194,371
TOTAL U.S. TREASURY OBLIGATIONS (Cost $19,462,726)			18,635,462

Money Market Funds - 2.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i) (Cost $1,104,473)	4.32	1,104,253	1,104,473

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $45,919,012)	44,421,800
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(71,594)
NET ASSETS - 100.0%	44,350,206

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 5 Year US Treasury Note Contracts (United States)	4	Sep 2025	433,219	3,402	3,402

Sold

Interest Rate Contracts
Eurex Deutschland Contracts (Germany)	6	Sep 2025	731,786	(40)	(40)
Eurex Deutschland Contracts (Germany)	10	Sep 2025	1,341,307	(2,054)	(2,054)
Eurex Deutschland Contracts (Germany)	3	Sep 2025	446,300	(1,197)	(1,197)

TOTAL SOLD					(3,291)

TOTAL FUTURES CONTRACTS					111
The notional amount of futures purchased as a percentage of Net Assets is 1.0%
The notional amount of futures sold as a percentage of Net Assets is 5.7%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	2,000	USD	2,233	BNP Paribas SA	7/08/25	43
EUR	4,000	USD	4,520	Bank of America NA	7/08/25	32
EUR	4,000	USD	4,486	Citibank NA	7/08/25	67
USD	12,288	AUD	19,000	JPMorgan Chase Bank NA	7/08/25	34
USD	4,542	EUR	4,000	BNP Paribas SA	6/03/25	0
USD	6,819	EUR	6,000	BNP Paribas SA	7/08/25	(9)
USD	4,528	EUR	4,000	BNP Paribas SA	7/08/25	(24)
USD	5,641	EUR	5,000	Bank of America NA	7/08/25	(49)
USD	3,038,460	EUR	2,668,000	Goldman Sachs Bank USA	7/08/25	2,149
USD	7,888	EUR	7,000	State Street Bank & Trust Co	7/08/25	(79)
USD	112,512	GBP	84,000	BNP Paribas SA	7/08/25	(683)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						1,481
Unrealized Appreciation						2,325
Unrealized Depreciation						(844)

Currency Abbreviations
AUD	-	Australian Dollar
EUR	-	European Monetary Unit (Euro)
GBP	-	United Kingdom Pound
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,527,719 or 8.0% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $3,045,565 or 6.9% of net assets.

(e)	Security is perpetual in nature with no stated maturity date.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $51,690.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	674,248	13,666,329	13,236,104	27,300	-	-	1,104,473	1,104,253	0.0%
Total	674,248	13,666,329	13,236,104	27,300	-	-	1,104,473

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds, Preferred Securities and U.S. Government Agency Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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